401(k) PROFIT-SHARING PLAN	9 Months Ended
Sep. 30, 2024
Retirement Benefits [Abstract]
401(k) PROFIT-SHARING PLAN

NOTE 10 - 401(k) PROFIT-SHARING PLAN

The Company sponsors a qualified profit-sharing plan with a 401(k) feature that covers all eligible employees. Participation in the 401(k) feature of the plan is voluntary. Participating employees may defer up to 100% of their compensation up to the maximum prescribed by the Internal Revenue Code. The plan permits for employee elective deferrals but has no contribution requirements for the Company. During the three and nine month periods ended September 30, 2024 and 2023, no employer contributions were made.